Summary of Significant Accounting Policies (Narrative) (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Accounting Policies [Abstract]
Foreign currency transaction net gain (loss), realized	$ 12.4	$ 2.6	$ 5.6
Shipping and handling costs	24.0	19.9	17.5
Advertising costs	6.3	7.6	10.6
Cash equivalents term	90 days
Write-offs of accounts receivable	0.6	0.8	0.6
Provisions for doubtful accounts	2.1	1.4	1.7
Asset impairment	$ 42.1